EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Equity [Abstract]
EQUITY

NOTE 8 — EQUITY

A) Share Issued for Service Agreement

On August 25, 2023, the Company entered into a project development agreement with Wuyao Safety Technology (“Wuyao”). Under this agreement, the Company will issue 208,333 shares of Common Stock for an aggregate total value of $250,000, to settle the services provided by Wuyao. For the six months ended March 31, 2024, the Company issued 138,889 shares of Common Stock and recognized $100,000 as share-based compensation expense.

On October 31, 2023, the Company issued 16,071 shares of Common Stock with a value of $0.84 per share to settle the services provided by Research Capital Corporation, for an aggregate total value of $13,500.

On November 21, 2023, the Company issued 50,896 shares of Common Stock with a value of $0.84 per share to settle the services provided by Monic Wealth Solutions Ltd, for an aggregate total value of $42,753.

No shares are issued for Service Agreement for the six months ended March 31, 2025.

B) Non-brokered Private Placement

On October 31, 2023, the Company entered into a non-brokered private placement to issue 1,339,293 shares of the Company’s common stock with a value of $0.84 per share for a gross proceed of $1,125,007. The transaction closed in two tranches, with the first closing October 31, 2023, and the second on November 21, 2023. The transaction incurred share issuance costs of $36,210, which included bank transaction fees and finder commissions.

There is no non-brokered private placement for the six months ended March 31, 2025.

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 8 — EQUITY (continued)

C) Reverse Stock Split

On January 15, 2025, the Company’s board of directors approved a share consolidation of the Company’s common shares at a ratio of 1.2-for-1 reverse split, effective on January 15, 2025. As a result of the share consolidation, every 1.2 common shares outstanding automatically combined and converted into 1 issued and outstanding common share, without any action required from shareholders. The par value and the authorized number of common shares remained unchanged.

All share and per-share information included in the unaudited condensed consolidated financial statements and notes thereto have been retroactively adjusted for the 1.2-for-1 reverse split occurred on the first day of the first period presented.

As of March 31, 2025 and September 30, 2024, the Company had 10,031,273 common shares issued and outstanding, respectively.

NOTE 7 — EQUITY

A) Acquisition of non-controlling interest in Sundial

On January 1, 2023, Jason Goepfert (“Goepfert”) and Sundial entered into a share repurchase agreement. Pursuant to the agreement, Sundial repurchased 300 shares of Sundial common stock from Goepfert, free and clear of all liens, pledges, security interests, restrictions of transfer, or encumbrances of any kind for an aggregate price of $351,562, or $1,171.875 per share. Sundial agreed to pay the purchase price to Goepfert in fifteen equal monthly installments commencing on the one-month anniversary of the closing and continuing each subsequent monthly anniversary thereof until the final payment on April 1, 2024. The 300 shares were cancelled on January 1, 2023.

On March 10, 2023, Sundial and Eric Brown (“Brown”) entered into a share repurchase agreement. Pursuant to the agreement, Sundial repurchased 128 shares of Sundial common stock from Brown for an aggregate price of $150,000, or $1,171.875 per share. Sundial agreed to pay the purchase price to Brown in fifteen equal monthly installments commencing on April 1, 2023, with a final payment made on June 1, 2024. The 128 shares were cancelled on March 10, 2023.

The Company had payable balance of $0 and $218,267 related to this acquisition of non-controlling interest in Sundial as of September 30, 2024 and 2023, respectively. Upon completion of the above two transactions, Elixir became the sole shareholder of Sundial as of March 10, 2023.

B) Share Issued for Service Agreement

On March 15, 2023, Mr. Hao Hu, Chief Technical Officer (“CTO”) was issued 300 restricted shares of Sundial common stock for an aggregate value of $351,562, or $1,171.875 per share, in accordance with the terms of his employment agreement. The amount of $351,562 was recognized as additional paid-in capital. On July 1, 2023, after having vested, the shares were subsequently transferred to Greentown, a company owned in part by Mr. Hao Hu. On August 25, 2023, as part of the Reorganization, Greentown exchanged its 300 Sundial shares for 1,662,500 shares of the Company’s common stock.

On August 25, 2023, the Company entered into a project development agreement with Wuyao Safety Technology (“Wuyao”). Under the terms of this agreement, the Company agreed to issue 208,333 shares of common stock, valued at $1.20 per share, for a total consideration of $250,000, to settle the services provided by Wuyao. The project was completed in August 2024. As of September 30, 2023, the Company had issued 69,444 shares of its common stock to Wuyao. During the year ended September 30, 2024, the Company issued the remaining 138,889 shares to Wuyao.

On October 31, 2023, the Company issued 16,071 shares of common stock with a value of $0.84 per share to settle the consulting services provided by Research Capital Corporation, for an aggregate value of $13,500.

On November 21, 2023, the Company issued 50,896 shares of common stock with a value of $0.84 per share to settle the consulting services provided by Monic Wealth Solutions Ltd., for an aggregate value of $42,753.

C) Founder Shares Issued

On August 25, 2023, Elixir received 3,879,167 shares of the Company’s common stock in exchange for its 1,000 shares of Sundial common stock, and Greentown received 1,662,500 shares of the Company’s common stock in exchanging for its 300 shares of Sundial common stock. Concurrent with the Share Exchange, the Company issued 2,375,000 shares of its common stock to Up and Up, an entity controlled by Mr. Nicolas Kuan Liang Lin, who owns 30% equity interest of the Company. The share issuance was accounted as an equity transaction at nominal amount.

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7 — EQUITY (continued)

D) Non-brokered Private Placement

On October 31, 2023, the Company entered into a non-brokered private placement to issue 1,339,293 shares of the Company’s common stock with a value of $0.84 per share for a gross proceed of $1,125,007. The transaction closed in two tranches, with the first closing October 31, 2023, and the second on November 21, 2023. The transaction incurred share issuance costs of $36,210, which included bank transaction fees and finder commissions.

On June 18, 2024, the Company entered into a non-brokered private placement to issue 500,001 shares of the Company’s Common Stock with a value of $0.84 per share for a gross proceed of $420,001. The transaction was closed on June 18, 2024 with share issuance cost of $3,136, which included bank transaction fees and finder commissions.

E) Reverse Stock Split

On January 15, 2025, the Company’s board of directors approved a share consolidation of the Company’s common shares at a ratio of 1.2-for-1 reverse split, effective on January 15, 2025. As a result of the share consolidation, every 1.2 common shares outstanding automatically combined and converted into 1 issued and outstanding common share, without any action required from shareholders. The par value and the authorized number of common shares remained unchanged.

All share and per-share information included in the consolidated financial statements and notes thereto have been retroactively adjusted for the 1.2-for-1 reverse split occurred on the first day of the first period presented.

As of September 30, 2024 and 2023, the Company had 10,031,273 and 7,986,112 common shares issued and outstanding, respectively.